Inventories - Losses on scrapped materials and supplies (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventories
Losses on scrapped materials and supplies	¥ 13,575	¥ 167,449	¥ 6,384
Book value of inventories scrapped	¥ 1,395,459	¥ 1,473,355